Organization and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Summary of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies

Note 1 - Organization and Summary of Significant Accounting Policies

Zerify, Inc. (formerly known as StrikeForce Technologies, Inc.) (the “Company”), a software development and services company, offers a suite of integrated computer network security products using proprietary technology. The Company’s operations are based in Edison, New Jersey.

On April 26, 2022, the Company applied for the Zerify trademark, ZERIFY™, which is intended to cover the categories of:

•	downloadable or recorded computer software for encryption;

•	downloadable or recorded computer software for cyber security assessment and protection;

•	anti-spyware software; downloadable or recorded computer application software for mobile devices, namely, software for protecting people from identity theft;

•

downloadable or recorded computer software for guarding users of computers and remote access devices from identity theft, featuring various software tools, namely, anti-keyboard logger and keyboard stroke encryption.

On June 14, 2022, the Company’s Board of Directors and by consent majority shareholder vote  approved  changing the Company’s name from StrikeForce Technologies, Inc. to Zerify, Inc.  The name change was made to  better reflect  the Company’s business plans centered around its   cyber security software products.

On August 1, 2022,  FINRA approved the Company’s  Common Stock being quoted on the OTCQB Market under the symbol “ZRFY”, however, on January 19, 2023 we became quoted on the OTC Markets Pink as a result of our common stock being quoted below $0.01.

Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial position, results of operations and cash flows for the interim periods have been included. The results of operations for the three months ended March 31, 2023 are not necessarily indicative of the results of operations to be expected for the full fiscal year ending December 31, 2023. These financial statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2022 and notes thereto contained in the Annual Report on Form 10-K of the Company as filed with the SEC on April 14, 2023.

The condensed consolidated financial statements include the accounts of the Company and its subsidiary, BlockSafe Technologies, Inc. (“BST”).  BST is owned 49% by the Company and 31% by three executive officers of the Company. BST meets the definition of a variable interest entity (“VIE”) and based on the determination that the Company is the primary beneficiary of BST. BST’s operating results, assets and liabilities are consolidated by the Company. Intercompany balances and transactions have been eliminated in consolidation.

The Company and BST have a management agreement pursuant to which BST shall remit a monthly management fee of $36,000 to the Company; when BST reaches $1,000,000 in financing, BST will owe the Company an additional monthly management fee of approximately $140,000 for a three-year period. The management fee is eliminated in consolidation. At March 31, 2023 and December 31, 2022, the amount of VIE cash on the accompanying condensed consolidated balance sheets can be used only to settle obligations of BST. The amounts of VIE accounts payable, VIE Notes Payable, VIE Accrued Interest, and VIE Financing Obligation have no recourse to the Company’s general creditors.

Going Concern

The Company has yet to establish any history of profitable operations. During the three months ended March 31, 2023, the Company incurred a net loss of $1,669,000 and used cash in operating activities of $873,000 and at March 31, 2023, the Company had a stockholders’ deficit of $15,419,000.  In addition, the Company is in default on notes payable and convertible notes payable in the aggregate amount of $2,825,000. These factors raise substantial doubt about our ability to continue as a going concern within one year after the date the financial statements are issued. In addition, the Company’s independent registered public accounting firm, in its report published on our December 31, 2022 year-end financial statements, raised substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements do not include any adjustments that might result from the outcome of this uncertainty should we be unable to continue as a going concern.

Management estimates that the current funds on hand will be sufficient to continue operations through the next few months. Our ability to continue as a going concern is dependent upon our ability to continue to implement our business plan. Currently, management is attempting to increase revenues by selling through a channel of new distributors, value added resellers, strategic partners and original equipment manufacturers. While we believe in the viability of its strategy to increase revenues, there can be no assurances to that effect. The Company’s ability to continue as a going concern is dependent upon its ability to increase its customer base and realize increased revenues. No assurance can be given that any future financing, if needed, will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, if needed, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution to its stockholders, in the case of equity financing.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases these estimates and assumptions upon historical experience, existing and known circumstances, and other factors that management believes to be reasonable. In addition, the Company has considered the potential impact of the pandemic, as well as certain macroeconomic factors, including inflation, rising interest rates, and recessionary concerns, on its business and operations.

Significant estimates include those related to accounting for financing obligations, assumptions used in valuing equity instruments issued for services, assumptions used in valuing derivative liabilities, the valuation allowance for deferred tax assets, and the accrual of potential liabilities. Actual results could differ from those estimates.

Revenue Recognition

The Company follows the guidance of Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients.

The Company’s revenue consists of revenue from sales and support of our software products. Revenue primarily consists of sales of software licenses of our ProtectID®, GuardedID®, MobileTrust®, Zerify Meet™ and Zerify Defender™ products. The Company recognizes subscription revenue over a one-month period based on a typical monthly renewal cycle in accordance with its customer agreement terms. For service contracts, the Company’s performance obligations are satisfied, and the related revenue is recognized, as services are rendered.

The Company offers no discounts, rebates, rights of return, or other allowances to clients which would result in the establishment of reserves against service revenue. To date, the Company has not incurred incremental costs in obtaining customer contracts.

Cost of revenue includes direct costs and fees related to the sale of the Company’s products.

The following tables present our revenue disaggregated by major product and service lines:

	Three Months Ended March 31,
	2023	2022
Software	$19,000	$32,000
Service	3,000	-
Total revenue	$22,000	$32,000

Fair Value of Financial Instruments

The Company follows the authoritative guidance issued by the Financial Accounting Standards Board (“FASB”) for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy was established, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly.

Level 3—Unobservable inputs based on the Company’s assumptions.

The Company is required to use observable market data if such data is available without undue cost and effort.

The Company believes the carrying amounts reported in the balance sheet for accounts receivable, accounts payable, accrued expenses, convertible notes, and notes payables approximate fair values because of the short-term nature of these financial instruments.

As of March 31, 2023 and December 31, 2022, the Company’s balance sheet includes Level 3 liabilities comprised of the fair value of embedded derivative liabilities of $265,000 and $112,000, respectively (see Note 8).

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The Company evaluates embedded conversion features within its convertible debt to determine whether the embedded conversion features should be bifurcated from the host instrument and accounted for as a derivative. The fair value of the embedded derivatives are determined using the trinomial/binomial valuation method at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

Stock-Based Compensation

The Company periodically issues stock options, warrants, and shares of common stock as share-based compensation to employees and non-employees in non-capital raising transactions for services and for financing costs. The Company accounts for such grants issued and vesting based on FASB ASC 718, Compensation – Stock Compensation (Topic 718) whereby the value of the award is measured on the date of grant and recognized as compensation expense on the straight-line basis over the vesting period. The Company recognizes the fair value of stock-based compensation within its Statements of Operations with classification depending on the nature of the services rendered.

The fair value of the Company’s stock options and warrants are estimated using the Black-Scholes-Merton Option Pricing model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the stock options or restricted stock, and future dividends. Compensation expense is recorded based upon the value derived from the Black-Scholes-Merton Option Pricing model and based on actual experience. The assumptions used in the Black-Scholes-Merton Option Pricing model could materially affect compensation expense recorded in future periods.

Loss per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding, plus the number of additional common shares that would have been outstanding if all dilutive potential common shares had been issued using the treasury stock method. Diluted loss per share excludes all potential common shares if their effect is anti-dilutive. The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	Three Months Ended March 31,
	2023	2022
Options to purchase common stock	150,633,000	83,133,001
Warrants to purchase common stock	476,049,076	68,981,234
Convertible notes	101,745,573	21
Convertible Series B Preferred stock	1,255,638	1,284,394
Total	729,683,287	153,398,650

Concentrations

For the three months ended March 31, 2023, sales to two customers comprised 40% and 35% of revenues.  For the three months ended March 31, 2022, sales to four customers comprised 40%, 35%, 17% and 4% of revenues. At March 31, 2023, only two customers comprised more than 10% of accounts receivable.

The Company maintains the majority of its cash balances with one financial institution, in the form of demand deposits. At March 31, 2023, the Company had cash deposits that exceeded the federally insured limit of $250,000 per account. The Company believes that no significant concentration of credit risk exists with respect to its cash balances because of its assessment of the creditworthiness and financial viability of the financial institution.

Segments

The Company operates in one segment for the development and distribution of our software products. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base, single sales team, marketing department, customer service department, operations department, finance and accounting department to support its operations and similarities in: economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes. Since the Company operates in one segment, all financial information required by “Segment Reporting” can be found in the accompanying financial statements.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses – Measurement of Credit Losses on Financial Instruments (“ASC 326”). The standard significantly changes how entities will measure credit losses for most financial assets, including accounts and notes receivable. The standard will replace today’s “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. As a small business filer, ASU 2020-06 will be effective January 1, 2024, for the Company and the provisions of this update can be adopted using either the modified retrospective method or a fully retrospective method. Management is currently assessing the impact of adopting this standard on the Company’s financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt–- Modifications and Extinguishments (Subtopic 470-50), Compensation–- Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity – Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force).” The ASU addresses how an issuer should account for modifications or an exchange of freestanding written call options classified as equity that is not within the scope of another Topic. For both public and private companies, the ASU is effective for fiscal years beginning after December 15, 2021. Transition is prospective. The Company has elected adoption of ASU 2021-04.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Note 1 – Organization and Summary of Significant Accounting Policies

Zerify, Inc. (formerly known as StrikeForce Technologies, Inc.) (the “Company”), a software development and services company, offers a suite of integrated computer network security products using proprietary technology. The Company’s operations are based in Edison, New Jersey.

On April 26, 2022, the Company applied for the Zerify trademark, ZERIFY™, which is intended to cover the categories of:

•	downloadable or recorded computer software for encryption;

•	downloadable or recorded computer software for cyber security assessment and protection;

•	anti-spyware software; downloadable or recorded computer application software for mobile devices, namely, software for protecting people from identity theft;

•

downloadable or recorded computer software for guarding users of computers and remote access devices from identity theft, featuring various software tools, namely, anti-keyboard logger and keyboard stroke encryption.

On June 14, 2022, the Company’s Board of Directors and by consent majority shareholder vote  approved  changing the Company’s name from StrikeForce Technologies, Inc. to Zerify, Inc.  The name change was made to  better reflect  the Company’s business plans centered around its   cyber security software products.

On August 1, 2022,  FINRA approved the Company’s  Common Stock being quoted on the OTCQB Market under the symbol “ZRFY”, however, on January 19, 2023 we became quoted on the OTC Markets Pink as a result of our common stock being quoted below $0.01.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. In the fiscal year ended December 31, 2022, the Company incurred a net loss of $8,829,000 and used cash in operating activities of $4,258,000 and  had a stockholders’ deficit of $14,855,000. Additionally,  at December 31, 2022, the Company is in default on notes payable and convertible notes payable in the aggregate amount of $2,825,000. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that these financial statements are issued. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

At December 31, 2022, the Company had cash on hand in the amount of $192,000. Subsequent to December 31, 2022, we received net proceeds of $813,000 on the sale of common shares and warrants (see Note 15). The Company believes it has enough cash to sustain operations through June 30, 2023. The Company’s ability to continue as a going concern is dependent upon its ability to continue to implement its business plan. Currently, the Company plan to increase revenues includes selling through a channel of distributors, value added resellers, strategic partners and original equipment manufacturers, of which there are no assurances of success. The Company’s ability to continue as a going concern is dependent upon its ability to increase its customer base and realize increased revenues. Additionally, the Company is at risk of the unavailability of financing and even if available, not on satisfactory terms. and which may contain undue restrictions on its operations or cause substantial dilution from financing.

Basis of presentation and principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary, BlockSafe Technologies, Inc. (“BST”).  The Company owns 49% of BST and 31% is owned by three of the Company’s executive officers.  BST meets the definition of a variable interest entity (“VIE”)  because  the Company is the primary beneficiary of BST. BST’s operating results, assets and liabilities are consolidated by the Company. Intercompany balances and transactions have been eliminated in consolidation.

The Company and BST have a management agreement pursuant to which BST is required shall remit a monthly management fee of $36,000 to the Company; when BST reaches $1,000,000 in financing, BST will owe the Company an additional monthly management fee of approximately $140,000 for a three year period. The management fee is eliminated in consolidation. At December 31, 2022 and 2021, the amount of VIE cash on the accompanying consolidated balance sheets can be used only to settle obligations of BST. The amounts of VIE accounts payable, VIE Notes Payable, VIE Accrued Interest, and VIE Financing Obligation have no recourse to the Company’s general creditors.

COVID-19

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic,  which has continued to spread, has adversely affected workforces, customers, economies, and financial markets globally, and  disrupted  normal business operations.  The outbreak could   adversely affect demand for the Company’s products and negatively impact the Company’s business and results of operations.

During the years ended December 31, 2022 and 2021,  the COVID-19 pandemic did negatively impact the Company’s  operating results. For the years ended December 31, 2022, and 2021, the Company’s sales  decreased by 47%,  compared to the prior year, however, there have not been any impairments of the Company’s  assets or a significant change in the fair value of its assets due to the COVID-19 pandemic. the Company cannot  predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations, financial condition, or liquidity.

The Company has been following the recommendations of health authorities to minimize exposure risk for its team members during the pandemic, including the temporary closure of its corporate office and having team members work remotely. During the second quarter of 2021, the Company reopened its corporate office while continuing to adhere to the guidelines issued by health authorities. Many customers and vendors have transitioned to electronic submission of invoices and payments.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include those related to accounting for financing obligations, assumptions used in valuing stock instruments issued for services, assumptions used in valuing derivative liabilities, the valuation allowance for deferred tax assets, and the accrual of potential liabilities. Actual results could differ from those estimates.

Revenue Recognition

The Company follows the guidance of Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients.

The Company’s revenue consists of revenue from sales and support of our software products. Revenue primarily consists of sales of software licenses of our ProtectID®, GuardedID®, MobileTrust®, Zerify Meet™ and Zerify Defender™ products. The Company recognizes subscription revenue over a one-month period based on a typical monthly renewal cycle in accordance with its customer agreement terms. For service contracts, the Company’s performance obligations are satisfied, and the related revenue is recognized, as services are rendered.

The Company offers no discounts, rebates, rights of return, or other allowances to clients which would result in the establishment of reserves against service revenue. To date, the Company has not incurred incremental costs in obtaining customer contracts.

Cost of revenue includes direct costs and fees related to the sale of our products.

The following tables present our revenue disaggregated by major product and service lines:

	Years Ended December 31,
	2022	2021
Software	$96,000	$193,000
Service	7,000	-
Total revenue	$103,000	$193,000

Accounts Receivable

Accounts receivable consist of trade amounts due from customers and are recorded at invoiced amounts. The Company maintains an allowance for doubtful accounts receivable based upon our business customers’ financial condition and payment history, and our historical collection experience and expected collectability of accounts receivable. If the Company becomes aware of a specific customer’s inability to meet its financial obligations to the Company, a specific reserve for bad debts is estimated and recorded. At December 31, 2022 and 2021, the allowance for doubtful accounts was $20,000 and $20,000, respectively.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and amortization. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the related assets as follows:

Estimated Useful Life (Years)

Computer equipment	5
Computer software	3
Furniture and fixture	7
Office equipment	7

Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the statements of operations. Management assesses the carrying value of property and equipment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If there is an indication of impairment, management prepares an estimate of future cash flows expected to result from the use of the asset and its eventual disposition. If these cash flows are less than the carrying amount of the asset, an impairment loss is recognized to write down the asset to its estimated fair value. For the years ended December 31, 2022 and 2021, the Company did not recognize any impairment for its property and equipment.

Impairment of Long-lived Assets

The Company reviews its property and equipment, right-of-use assets, and other long-lived assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. For the years ended December 31, 2022 and 2021, the Company had no impairment of long-lived assets.

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Leases

The Company leases its  corporate office space under a lease agreement with monthly payments over a period of 60 months. Pursuant to ASC 842, Leases, lease assets are presented as operating lease right-of-use assets and the related liabilities are presented as lease liabilities in our consolidated balance sheets (see Note 10).

Fair Value of Financial Instruments

The Company follows the authoritative guidance issued by the Financial Accounting Standards Board (“FASB”) for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy was established, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly.

Level 3—Unobservable inputs based on the Company’s assumptions.

The Company is required to use of observable market data if such data is available without undue cost and effort.

The Company believes the carrying amounts reported in the balance sheet for accounts receivable, accounts payable, accrued expenses, convertible notes, and notes payables approximate fair values because of the short-term nature of these financial instruments.

As of December 31, 2022, the Company’s balance sheet includes Level 3 liabilities comprised of the fair value of embedded derivative liabilities of $112,000 (see Note 9).

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The Company evaluates embedded conversion features within its convertible debt to determine whether the embedded conversion features should be bifurcated from the host instrument and accounted for as a derivative. The fair value of the embedded derivatives are determined using the trinomial/binomial valuation method at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

Stock-Based Compensation

The Company periodically issues stock options, warrants, and shares of common stock as share-based compensation to employees and non-employees in non-capital raising transactions for services and for financing costs. The Company accounts for such grants issued and vesting based on FASB ASC 718, Compensation – Stock Compensation (Topic 718) whereby the value of the award is measured on the date of grant and recognized as compensation expense on the straight-line basis over the vesting period. The Company recognizes the fair value of stock-based compensation within its Statements of Operations with classification depending on the nature of the services rendered.

The fair value of the Company’s stock options and warrants are estimated using the Black-Scholes-Merton Option Pricing model, which uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the stock options or restricted stock, and future dividends. Compensation expense is recorded based upon the value derived from the Black-Scholes-Merton Option Pricing model and based on actual experience. The assumptions used in the Black-Scholes-Merton Option Pricing model could materially affect compensation expense recorded in future periods.

Loss per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding, plus the number of additional common shares that would have been outstanding if all dilutive potential common shares had been issued using the treasury stock method. Diluted loss per share excludes all potential common shares if their effect is anti-dilutive. The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	Years Ended December 31,
	2022	2021
Options to purchase common stock	150,633,001	83,133,001
Warrants to purchase common stock	362,729,077	68,981,234
Convertible notes	29,450,564	21
Convertible Series B Preferred stock	1,255,638	1,255,638
Total	544,068,280	153,369,894

Advertising, Sales and Marketing Costs

Advertising, sales and marketing costs are expensed as incurred and are included in sales and marketing expenses. For the years ended December 31, 2022 and 2021, advertising, sales and marketing expenses were $313,000 and $103,000, respectively.

Research and Development Costs

Costs incurred for research and development are expensed as incurred. The salaries, benefits, and overhead costs of personnel conducting research and development of the Company’s software products constitute  research and development expenses. Purchased materials that do not have an alternative future use are also expensed. For the years ended December 31, 2022 and 2021, research and development costs were $580,000 and $566,000, respectively.

Concentrations

For the year ended December 31, 2022, sales to two customers comprised 39% and 34% of revenues, respectively. For the year ended December 31, 2021, sales to three customers comprised 36%, 32% and 19% of revenues, respectively. At December 31, 2022, no customer comprised more than 10% of accounts receivable. At December 31, 2021, two customers comprised 65% and 14% of accounts receivable, respectively.

The Company maintains the majority of its cash balances with one financial institution, in the form of demand deposits. The Company believes that no significant concentration of credit risk exists with respect to its cash balances because of its assessment of the creditworthiness and financial viability of the financial institution.

Segments

The Company operates in one segment for the development and distribution of our software products. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base, single sales team, marketing department, customer service department, operations department, finance and accounting department to support its operations and similarities in: economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes. Since the Company operates in one segment, all financial information required by “Segment Reporting” can be found in the accompanying financial statements.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses – Measurement of Credit Losses on Financial Instruments (“ASC 326”). The standard significantly changes how entities will measure credit losses for most financial assets, including accounts and notes receivables. The standard will replace today’s “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. As a small business filer, ASU 2020-06 will be effective January 1, 2024, for the Company and the provisions of this update can be adopted using either the modified retrospective method or a fully retrospective method. Management ©s currently assessing the impact of adopting this standard on the Company’s financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt–- Modifications and Extinguishments (Subtopic 470-50), Compensation–- Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity – Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force).” The ASU addresses how an issuer should account for modifications or an exchange of freestanding written call options classified as equity that is not within the scope of another Topic. For both public and private companies, the ASU is effective for fiscal years beginning after December 15, 2021. Transition is prospective. The Company has elected early adoption of ASU 2021-04.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.